Consolidated Statements of Equity - USD ($) $ in Thousands	Total		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Class A Common Stock	Class A Common Stock Common Stock	Class B Common Stock Common Stock
Beginning balance (in shares) at Apr. 01, 2021						131,318,286		59,881,714	7
Beginning balance at Apr. 01, 2021	$ 2,344,981		$ 758,243	$ (71,813)	$ 0	$ 1,658,545		$ 6	$ 0
Net loss	(1,301,002)			(371,800)		(929,202)
Noncontrolling interest contributions	73					73
Noncontrolling interest distributions	(827)					$ (827)
Equity-based compensation, net	52,922		52,922
Conversion of LLC Units for Class A Common Stock (Note 37 - Equity) (in shares)						(1,795,197)		1,795,197
Conversion of LLC Units for Class A Common Stock (Note 37 - Equity)	(3,330)		19,609			$ (22,939)
Settlement of long-term incentive plan ("LTIP") restricted stock units ("RSUs"), net (Note 37 - Equity) (in shares)						(829,222)		829,222
Settlement of long-term incentive plan ("LTIP") restricted stock units ("RSUs"), net (Note 37 - Equity)	(2,090)		8,453			$ (10,543)
Settlement of other RSUs (Note 25 - Equity-Based Compensation) (in shares)								37,383
Cancellation of shares to fund employee tax withholdings (Note 37 - Equity) (in shares)								(1,788,447)
Cancellation of shares to fund employee tax withholdings (Note 37 - Equity)	(7,607)		(7,607)
Reorganization of Class A LLC ownership (in shares)									8
Foreign currency translation adjustment	(110)				(110)
Ending balance (in shares) at Dec. 31, 2021						128,693,867		60,755,069	15
Ending balance at Dec. 31, 2021	1,083,010		831,620	(443,613)	(110)	$ 695,107		$ 6	$ 0
Net loss	(715,528)	[1]		(190,682)		(524,846)
Noncontrolling interest contributions	42					42
Noncontrolling interest distributions	(248)					$ (248)
Equity-based compensation, net	48,342		48,342
Conversion of LLC Units for Class A Common Stock (Note 37 - Equity) (in shares)						(491,509)		491,509
Conversion of LLC Units for Class A Common Stock (Note 37 - Equity)	(83)		1,147			$ (1,230)
Settlement of long-term incentive plan ("LTIP") restricted stock units ("RSUs"), net (Note 37 - Equity) (in shares)						(3,749,057)		3,749,057
Settlement of long-term incentive plan ("LTIP") restricted stock units ("RSUs"), net (Note 37 - Equity)	(4,824)		13,086			$ (17,910)
Settlement of other RSUs (Note 25 - Equity-Based Compensation) (in shares)								473,783
Cancellation of shares to fund employee tax withholdings (Note 37 - Equity) (in shares)								(2,046,062)
Cancellation of shares to fund employee tax withholdings (Note 37 - Equity)	(5,707)		(5,707)
Class B share retirement (Note 37 - Equity) (in shares)							(2,046,062)		(1)
Foreign currency translation adjustment	(163)				(163)
Ending balance (in shares) at Dec. 31, 2022						124,453,301		63,423,356	14
Ending balance at Dec. 31, 2022	$ 404,841		$ 888,488	$ (634,295)	$ (273)	$ 150,915		$ 6	$ 0

[1]	(1) Amounts presented contain results from both continuing and discontinued operations. Refer to Note 3 - Discontinued Operations for additional information regarding cash flow associated with the results of discontinued operations.